UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21586

                     First Trust Enhanced Equity Income Fund
  ----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
  ----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ----------------

                      Date of fiscal year end: DECEMBER 31
                                             -----------------
                    Date of reporting period: MARCH 31, 2008
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2008 (UNAUDITED)

   SHARES                        DESCRIPTION                          VALUE
------------   -----------------------------------------------   --------------

COMMON STOCKS (b) - 101.0%

               AEROSPACE & DEFENSE - 2.9%
      42,900   Rockwell Collins, Inc. ........................   $    2,451,735
     104,200   United Technologies Corp. .....................        7,171,044
                                                                 --------------
                                                                      9,622,779
                                                                 --------------

               AIR FREIGHT & LOGISTICS - 0.6%
      22,200   FedEx Corp. ...................................        2,057,274
                                                                 --------------

               BEVERAGES - 4.9%
     184,000   Coca-Cola (The), Company ......................       11,200,080
      66,025   PepsiCo, Inc. .................................        4,767,005
                                                                 --------------
                                                                     15,967,085
                                                                 --------------

               CAPITAL MARKETS - 3.9%
     120,000   AllianceBernstein Holding, LP (e) .............        7,605,600
     100,000   Lehman Brothers Holdings, Inc. ................        3,764,000
      72,800   Och-Ziff Capital Management Group, Class A ....        1,528,800
                                                                 --------------
                                                                     12,898,400
                                                                 --------------

               CHEMICALS - 2.7%
     100,000   Dow Chemical (The) Company ....................        3,685,000
      83,740   PPG Industries, Inc. ..........................        5,067,107
                                                                 --------------
                                                                      8,752,107
                                                                 --------------

               COMMERCIAL BANKS - 4.8%
     100,000   PNC Financial Services Group, Inc. ............        6,557,000
      10,000   U.S. Bancorp ..................................          323,600
     100,000   Wachovia Corp. ................................        2,700,000
     210,000   Wells Fargo & Company .........................        6,111,000
                                                                 --------------
                                                                     15,691,600
                                                                 --------------

               COMMERCIAL SERVICES & SUPPLIES - 1.5%
     100,000   Pitney Bowes, Inc. ............................        3,502,000
      40,000   Waste Management, Inc. ........................        1,342,400
                                                                 --------------
                                                                      4,844,400
                                                                 --------------

               COMMUNICATIONS EQUIPMENT - 3.9%
     295,200   Cisco Systems, Inc. (c) .......................        7,111,368
     136,500   QUALCOMM, Inc. ................................        5,596,500
                                                                 --------------
                                                                     12,707,868
                                                                 --------------

               CONTAINERS & PACKAGING - 0.8%
     110,000   Packaging Corp. of America ....................        2,456,300
                                                                 --------------

               DIVERSIFIED FINANCIAL SERVICES - 6.4%
     192,500   Bank of America Corp. .........................        7,297,675
     320,000   JPMorgan Chase & Company ......................       13,744,000
                                                                 --------------
                                                                     21,041,675
                                                                 --------------

               DIVERSIFIED TELECOMMUNICATION SERVICES - 10.2%
     300,000   Alaska Communications Systems Group, Inc. .....        3,672,000
     364,400   AT&T, Inc. ....................................       13,956,520


                 See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

   SHARES                        DESCRIPTION                          VALUE
------------   -----------------------------------------------   --------------

COMMON STOCKS (b) - (CONTINUED)

               DIVERSIFIED TELECOMMUNICATION SERVICES - (CONTINUED)
     200,000   Citizens Communications Co. ...................   $    2,098,000
     249,600   Consolidated Communications Holdings, Inc. ....        3,776,448
     200,000   FairPoint Communications, Inc. ................        1,804,000
     221,620   Verizon Communications, Inc. ..................        8,078,049
                                                                 --------------
                                                                     33,385,017
                                                                 --------------

               ELECTRIC UTILITIES - 1.2%
     110,000   Southern Company ..............................        3,917,100
                                                                 --------------

               ELECTRICAL EQUIPMENT - 2.5%
     156,100   Emerson Electric Company ......................        8,032,906
                                                                 --------------

               ENERGY EQUIPMENT & SERVICES - 0.9%
      32,000   Schlumberger Ltd. .............................        2,784,000
                                                                 --------------

               FOOD & STAPLES RETAILING - 1.3%
     108,800   Walgreen Company ..............................        4,144,192
                                                                 --------------

               FOOD PRODUCTS - 0.9%
     100,000   Kraft Foods, Inc., Class A ....................        3,101,000
                                                                 --------------

               HEALTHCARE PROVIDERS & SERVICES - 0.7%
     100,000   Brookdale Senior Living, Inc. .................        2,390,000
                                                                 --------------

               HOTELS, RESTAURANTS & LEISURE - 3.2%
     100,000   Carnival Corp. ................................        4,048,000
     115,000   McDonald's Corp. ..............................        6,413,550
                                                                 --------------
                                                                     10,461,550
                                                                 --------------

               HOUSEHOLD PRODUCTS - 0.5%
      30,000   Clorox (The) Company ..........................        1,699,200
                                                                 --------------

               INDUSTRIAL CONGLOMERATES - 2.1%
     190,000   General Electric Company ......................        7,031,900
                                                                 --------------

               INSURANCE - 3.1%
     110,000   American International Group, Inc. ............        4,757,500
      40,000   Arthur J. Gallagher & Company .................          944,800
      60,000   Hartford Financial Services Group, Inc. .......        4,546,200
                                                                 --------------
                                                                     10,248,500
                                                                 --------------

               INTERNET SOFTWARE & SERVICES - 1.3%
     145,700   eBay, Inc. (c) ................................        4,347,688
                                                                 --------------

               IT SERVICES - 0.4%
      40,000   Paychex, Inc. .................................        1,370,400
                                                                 --------------

               MACHINERY - 1.6%
      67,600   Caterpillar, Inc. .............................        5,292,404
                                                                 --------------


Page 2           See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

   SHARES                        DESCRIPTION                          VALUE
------------   -----------------------------------------------   --------------

COMMON STOCKS (b) - (CONTINUED)

               MARINE - 1.4%
     100,375   Eagle Bulk Shipping, Inc. .....................   $    2,585,660
     323,051   FreeSeas, Inc. ................................        1,922,154
                                                                 --------------
                                                                      4,507,814
                                                                 --------------
               MEDIA - 3.9%
     407,500   Entercom Communications Corp., Class A ........        4,046,475
     300,000   GateHouse Media, Inc. .........................        1,752,000
     100,000   Pearson PLC, SP ADR ...........................        1,358,000
     135,600   Regal Entertainment Group, Class A ............        2,615,724
      91,500   Walt Disney (The), Company ....................        2,871,270
                                                                 --------------
                                                                     12,643,469
                                                                 --------------
               MULTILINE RETAIL - 1.6%
     101,000   Target Corp. ..................................        5,118,680
                                                                 --------------
               OIL, GAS & CONSUMABLE FUELS - 11.5%
      50,000   BP PLC, SP ADR ................................        3,032,500
      97,800   Chevron Corp. .................................        8,348,208
      50,000   ConocoPhillips ................................        3,810,500
     307,900   El Paso Corp. .................................        5,123,456
     100,000   Exxon Mobil Corp. .............................        8,458,000
      85,000   Occidental Petroleum Corp. ....................        6,219,450
      54,800   Valero Energy Corp. ...........................        2,691,228
                                                                 --------------
                                                                     37,683,342
                                                                 --------------
               PAPER & FOREST PRODUCTS - 0.6%
      30,000   Weyerhaeuser Company ..........................        1,951,200
                                                                 --------------
               PHARMACEUTICALS - 6.4%
     100,000   Abbott Laboratories ...........................        5,515,000
     110,000   Bristol-Myers Squibb Company ..................        2,343,000
     100,000   Eli Lilly & Co. ...............................        5,159,000
     373,100   Pfizer, Inc. ..................................        7,808,983
                                                                 --------------
                                                                     20,825,983
                                                                 --------------
               REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.1%
     230,000   Annaly Capital Management, Inc. ...............        3,523,600
     352,500   CapitalSource, Inc. ...........................        3,408,675
     121,410   iStar Financial, Inc. .........................        1,703,382
     260,000   MFA Mortgage Investments, Inc. ................        1,638,000
                                                                 --------------
                                                                     10,273,657
                                                                 --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
     284,800   Intel Corp. ...................................        6,032,064
     120,000   Microchip Technology, Inc. ....................        3,927,600
      84,400   Texas Instruments, Inc. .......................        2,385,988
                                                                 --------------
                                                                     12,345,652
                                                                 --------------
               SPECIALTY RETAIL - 1.1%
      90,500   Best Buy Company, Inc. ........................        3,752,130
                                                                 --------------


                 See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

   SHARES                        DESCRIPTION                          VALUE
------------   -----------------------------------------------   --------------

COMMON STOCKS (b) - (CONTINUED)

               TOBACCO - 4.1%
     113,435   Altria Group, Inc. ............................   $    2,518,257
     113,435   Philip Morris International, Inc. (f) .........        5,737,542
      90,000   Reynolds American, Inc. .......................        5,312,700
                                                                 --------------
                                                                     13,568,499
                                                                 --------------
               TRADING COMPANIES & DISTRIBUTORS - 0.8%
     230,000   Aircastle Ltd. ................................        2,587,500
                                                                 --------------
               TRANSPORTATION INFRASTRUCTURE - 0.4%
      50,000   Macquarie Infrastructure Company, LLC .........        1,456,500
                                                                 --------------
               TOTAL COMMON STOCKS (b) .......................      330,959,771
               (Cost $380,745,519)                               --------------

               TOTAL INVESTMENTS - 101.0% ....................      330,959,771
               (Cost $380,745,519) (d)

               CALL OPTIONS WRITTEN - (1.6%) .................       (5,320,913)
               (Premiums received $5,765,760)

               NET OTHER ASSETS AND LIABILITIES - 0.6% .......        2,152,331
                                                                 --------------
               NET ASSETS - 100.0% ...........................   $  327,791,189
                                                                 ==============

----------
   (a) All percentages shown in the Portfolio of Investments are based on net assets.

   (b) Call options were written on either entire or partial Common Stock positions; all Common Stocks are pledged as collateral. Call options on securities indices were written on a portion of the Common Stock positions that were not covered by call options on individual equity securities held in the Fund's Portfolio.

   (c)   Non-income producing security.

   (d) Aggregate cost for federal income tax and financial reporting purposes.

   (e)   Master Limited Partnership ("MLP").

   (f) This security spun-off from Altria Group, Inc. on March 28, 2008. As of March 31, 2008, this security had not paid a distribution to the Fund.

SP ADR   Sponsored American Depositary Receipt.


Page 4           See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  NUMBER OF
  CONTRACTS                      DESCRIPTION                          VALUE
------------   -----------------------------------------------   --------------

CALL OPTIONS WRITTEN - (1.6%)

               Abbott Laboratories Call
       1,000   @ 57.5 due Apr 08 .............................   $      (45,000)
                                                                 --------------

               AllianceBernstein Holding, LP Call
       1,200   @ 75 due Jul 08 ...............................         (120,000)
                                                                 --------------

               Altria Group, Inc. Call
       1,134   @ 75 due Apr 08 ...............................          (56,700)
                                                                 --------------

               American International Group, Inc. Calls
         500   @ 45 due Apr 08 ...............................          (60,000)
         474   @ 50 due Apr 08 ...............................           (7,584)
         126   @ 55 due Apr 08 ...............................             (252)
                                                                 --------------
                                                                        (67,836)
                                                                 --------------
               Annaly Capital Management, Inc. Calls
         889   @ 17.5 due Apr 08 .............................          (17,780)
         522   @ 20 due Apr 08 ...............................           (1,044)
         889   @ 20 due May 08 ...............................           (8,890)
                                                                 --------------
                                                                        (27,714)
                                                                 --------------
               Arthur J. Gallagher & Company Call
         400   @ 25 due Apr 08 ...............................           (6,000)
                                                                 --------------

               AT&T, Inc. Calls
       1,500   @ 40 due Apr 08 ...............................          (39,000)
         897   @ 37.5 due Apr 08 .............................         (132,756)
                                                                 --------------
                                                                       (171,756)
                                                                 --------------
               Bank of America Corp. Call
       1,925   @ 40 due Apr 08 ...............................         (134,750)
                                                                 --------------

               Best Buy Company, Inc. Call
         905   @ 40 due Apr 08 ...............................         (259,735)
                                                                 --------------

               Bristol-Myers Squibb Company Calls
         500   @ 22.5 due Apr 08 .............................           (6,000)
         200   @ 22.5 due May 08 .............................          (10,200)
         400   @ 25 due June 08 ..............................           (9,600)
                                                                 --------------
                                                                        (25,800)
                                                                 --------------
               Brookdale Senior Living, Inc. Call
       1,000   @ 25 due Apr 08 ...............................          (47,500)
                                                                 --------------

               CapitalSource, Inc. Calls
       1,025   @ 12.5 due Apr 08 .............................          (15,375)
         525   @ 15 due May 08 ...............................           (5,250)
       1,000   @ 15 due Apr 08 ...............................          (10,000)
                                                                 --------------
                                                                        (30,625)
                                                                 --------------
               Carnival Corp. Call
       1,000   @ 42.5 due Apr 08 .............................          (70,000)
                                                                 --------------


                 See Notes to Quarterly Portfolio of Investments          Page 5

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  NUMBER OF
  CONTRACTS                      DESCRIPTION                          VALUE
------------   -----------------------------------------------   --------------

CALL OPTIONS WRITTEN - (CONTINUED)

               Caterpillar, Inc. Calls
         300   @ 80 due Apr 08 ...............................   $      (47,700)
         376   @ 75 due Apr 08 ...............................         (169,200)
                                                                 --------------
                                                                       (216,900)
                                                                 --------------
               Chevron Corp. Calls
         500   @ 85 due Apr 08 ...............................         (120,000)
         478   @ 90 due Apr 08 ...............................          (21,510)
                                                                 --------------
                                                                       (141,510)
                                                                 --------------
               Cisco Systems, Inc. Call
       2,952   @ 27.5 due Apr 08 .............................          (11,808)
                                                                 --------------

               Clorox (The) Company Call
         300   @ 60 due Apr 08 ...............................           (1,500)
                                                                 --------------

               Coca-Cola (The), Company Call
       1,840   @ 62.5 due Apr 08 .............................         (101,200)
                                                                 --------------

               ConocoPhillips Call
         500   @ 75 due Apr 08 ...............................         (150,000)
                                                                 --------------

               Consolidated Communications Holdings, Inc. Call
       2,400   @ 17.5 due Jul 08 .............................          (96,000)
                                                                 --------------

               Dow Chemical (The) Company Call
       1,000   @ 40 due June 08 ..............................          (95,000)
                                                                 --------------

               Eagle Bulk Shipping, Inc. Call
       1,003   @ 30 due June 08 ..............................          (75,225)
                                                                 --------------

               eBay, Inc. Call
       1,457   @ 30 due Apr 08 ...............................         (192,324)
                                                                 --------------

               El Paso Corp. Call
       3,079   @ 17 due Apr 08 ...............................          (92,370)
                                                                 --------------

               Exxon Mobil Corp. Call
       1,000   @ 90 due Apr 08 ...............................          (50,000)
                                                                 --------------

               FedEx Corp. Call
         222   @ 95 due Apr 08 ...............................          (31,080)
                                                                 --------------

               Hartford Financial Services Group, Inc. Call
         600   @ 75 due Apr 08 ...............................         (165,000)
                                                                 --------------

               Intel Corp. Call
       2,848   @ 22.5 due Apr 08 .............................          (99,680)
                                                                 --------------


Page 6           See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  NUMBER OF
  CONTRACTS                      DESCRIPTION                          VALUE
------------   -----------------------------------------------   --------------

CALL OPTIONS WRITTEN - (CONTINUED)

               JPMorgan Chase & Company Calls
       2,700   @ 42.5 due Apr 08 .............................   $     (540,000)
         500   @ 47.5 due Apr 08 .............................          (15,000)
                                                                 --------------
                                                                       (555,000)
                                                                 --------------
               Kraft Foods, Inc., Class A Call
       1,000   @ 32.5 due Apr 08 .............................          (18,000)
                                                                 --------------
               Lehman Brothers Holdings, Inc. Call
       1,000   @ 50 due Apr 08 ...............................          (40,000)
                                                                 --------------
               McDonald's Corp. Calls
         650   @ 55 due Apr 08 ...............................         (122,200)
         500   @ 57.5 due Apr 08 .............................          (27,500)
                                                                 --------------
                                                                       (149,700)
                                                                 --------------
               MFA Mortgage Investments, Inc. Call
         600   @ 10 due Jul 08 ...............................           (6,000)
                                                                 --------------
               Microchip Technology, Inc. Calls
         300   @ 35 due Apr 08 ...............................          (10,500)
         900   @ 35 due Jul 08 ...............................         (130,500)
                                                                 --------------
                                                                       (141,000)
                                                                 --------------
               Occidental Petroleum Corp. Calls
         600   @ 80 due Apr 08 ...............................          (45,000)
         250   @ 80 due May 08 ...............................          (50,000)
                                                                 --------------
                                                                        (95,000)
                                                                 --------------
               Och-Ziff Capital Management Group,
               Class A Call
         728   @ 25 due June 08 ..............................          (74,620)
                                                                 --------------
               Paychex, Inc. Call
         400   @ 35 due Apr 08 ...............................          (22,000)
                                                                 --------------
               PepsiCo, Inc. Calls
         200   @ 70 due Apr 08 ...............................          (56,000)
         400   @ 75 due Apr 08 ...............................          (10,000)
                                                                 --------------
                                                                        (66,000)
                                                                 --------------
               PNC Financial Services Group, Inc. Calls
         500   @ 65 due Apr 08 ...............................         (150,000)
         500   @ 70 due Apr 08 ...............................          (42,500)
                                                                 --------------
                                                                       (192,500)
                                                                 --------------
               QUALCOMM, Inc. Calls
         865   @ 45 due May 08 ...............................          (61,415)
         500   @ 42.5 due Apr 08 .............................          (29,500)
                                                                 --------------
                                                                        (90,915)
                                                                 --------------
               Regal Entertainment Group, Class A Call
       1,356   @ 20 due Apr 08 ...............................          (33,900)
                                                                 --------------


                 See Notes to Quarterly Portfolio of Investments          Page 7

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  NUMBER OF
  CONTRACTS                      DESCRIPTION                          VALUE
------------   -----------------------------------------------   --------------

CALL OPTIONS WRITTEN - (CONTINUED)

               S&P 500 Index Calls
         200   @ 1,360 due Apr 08 ............................   $     (220,000)
         100   @ 1,395 due Apr 08 ............................          (37,000)
                                                                 --------------
                                                                       (257,000)
                                                                 --------------
               Schlumberger Ltd. Call
         320   @ 85 due Apr 08 ...............................         (144,960)
                                                                 --------------

               Southern Company Calls
       1,000   @ 40 due Aug 08 ...............................          (35,000)
         100   @ 40 due May 08 ...............................             (750)
                                                                 --------------
                                                                        (35,750)
                                                                 --------------
               Target Corp. Calls
         395   @ 52.5 due Apr 08 .............................          (47,400)
         615   @ 55 due May 08 ...............................          (86,715)
                                                                 --------------
                                                                       (134,115)
                                                                 --------------
               Texas Instruments, Inc. Call
         844   @ 30 due Apr 08 ...............................          (21,100)
                                                                 --------------

               U.S. Bancorp Call
         100   @ 35 due June 08 ..............................          (10,500)
                                                                 --------------

               Valero Energy Corp. Call
         548   @ 60 due Apr 08 ...............................           (5,480)
                                                                 --------------

               Verizon Communications, Inc. Calls
       1,000   @ 37.5 due Apr 08 .............................          (45,000)
       1,216   @ 40 due May 08 ...............................          (42,560)
                                                                 --------------
                                                                        (87,560)
                                                                 --------------
               Wachovia Corp. Calls
         500   @ 27.5 due Apr 08 .............................          (80,000)
         500   @ 30 due Apr 08 ...............................          (33,500)
                                                                 --------------
                                                                       (113,500)
                                                                 --------------
               Walgreen Company Call
       1,088   @ 37.5 due Apr 08 .............................         (136,000)
                                                                 --------------

               Walt Disney (The) Company Call
         915   @ 32.5 due Apr 08 .............................          (36,600)
                                                                 --------------

               Waste Management, Inc. Call
         400   @ 35 due Apr 08 ...............................          (10,000)
                                                                 --------------

               Wells Fargo & Company Calls
       1,500   @ 30 due Apr 08 ...............................         (169,500)
         600   @ 32.5 due May 08 .............................          (49,800)
                                                                 --------------
                                                                       (219,300)
                                                                 --------------


Page 8           See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  NUMBER OF
  CONTRACTS                      DESCRIPTION                          VALUE
------------   -----------------------------------------------   --------------

CALL OPTIONS WRITTEN - (CONTINUED)

               Weyerhaeuser Company Calls
         150   @ 65 due Apr 08 ...............................   $      (33,000)
         150   @ 70 due Apr 08 ...............................           (8,400)
                                                                 --------------
                                                                        (41,400)
                                                                 --------------

               TOTAL CALL OPTIONS WRITTEN ....................   $   (5,320,913)
                  (Premiums received $5,765,760)                 ==============


                 See Notes to Quarterly Portfolio of Investments          Page 9

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           MARCH 31, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Enhanced Equity Income Fund (the "Fund") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed-income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

VALUATION INPUTS                                      INVESTMENTS IN SECURITIES   OTHER FINANCIAL INSTRUMENTS (a)
---------------------------------------------------   -------------------------   -------------------------------
Level 1 - Quoted Prices - Investments .............   $             330,959,771       $           (5,320,913)
Level 2 - Other Significant Observable Inputs .....                          --                           --
Level 3 - Significant Unobservable Input ..........                          --                           --
                                                      -------------------------       ----------------------
TOTAL .............................................   $             330,959,771       $           (5,320,913)
                                                      =========================       ======================

(a) Other financial instruments are call option contracts, which are valued at the closing price on the exchange on which they are principally traded.

B. OPTION CONTRACTS:

COVERED OPTIONS. The Fund may write (sell) covered call or put options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell Investment Partners, L.P (the "Sub-Advisor" or "Chartwell"), consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           MARCH 31, 2008 (UNAUDITED)

or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and to provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's strike price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's covered call investment strategy depends on the ability of Chartwell to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the strike price.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,229,479 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $53,015,227.

                               3. OPTION ACTIVITY

Option activity for the quarter ended March 31, 2008 was as follows:

                                                       NUMBER
                                                         OF
                                                      CONTRACTS      PREMIUMS
                                                      ---------   -------------
WRITTEN OPTIONS
Options outstanding at December 31, 2007 ..........      68,218   $   5,622,371
Options written ...................................     243,067      22,173,492
Options expired ...................................     (77,490)     (5,472,927)
Options exercised .................................      (6,070)       (556,645)
Options closed ....................................    (162,169)    (16,000,531)
                                                      ---------   -------------
Options outstanding at March 31, 2008 .............      65,556   $   5,765,760
                                                      =========   =============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FIRST TRUST ENHANCED  EQUITY INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date   MAY 27, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date   MAY 27, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date   MAY 27, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.